Lessee Operating Leases - Schedule of Maturity Analysis of the Company's Operating Lease Liabilities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Lessee Disclosure [Abstract]
For the year ending June 30, 2026	$ 474
For the year ending June 30, 2027	421
For the year ending June 30, 2028	417
Thereafter	569
Total lease payments	1,881
Imputed interest	(266)
Total lease liabilities	$ 1,615